UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Funds, Inc. -------------------------------------------------------------- (Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206 -------------------------------------------------------------- (Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq. 210 University Boulevard, Suite 800, Denver, Colorado 80206 -------------------------------------------------------------- (Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404 Date of fiscal year end: December 31 Date of reporting period: March 31, 2009 Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus Discovery Fund
March 31, 2009 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Biotechnology--9.9%
Acorda Therapeutics	40,170 a	795,768
Alexion Pharmaceuticals	41,780 a	1,573,435
Alkermes	36,100 a	437,893
Alnylam Pharmaceuticals	28,668 a	545,839
BioMarin Pharmaceutical	40,200 a	496,470
Celera	53,170 a	405,687
Enzon Pharmaceuticals	102,720 a	623,510
Martek Biosciences	20,410 a	372,482
Medarex	86,380 a	443,129
Myriad Genetics	31,200 a	1,418,664
Onyx Pharmaceuticals	35,210 a	1,005,245
OSI Pharmaceuticals	26,210 a	1,002,795
Regeneron Pharmaceuticals	32,310 a	447,817
United Therapeutics	9,250 a	611,333
		10,180,067
Consumer Discretionary--13.6%
Aeropostale	19,560 a	519,514
Bally Technologies	30,244 a	557,094
Carter's	56,240 a	1,057,874
Chipotle Mexican Grill, Cl. B	15,396 a	882,345
Corinthian Colleges	50,820 a	988,449
Deckers Outdoor	9,340 a	495,394
Fossil	33,970 a	533,329
Hibbett Sports	55,622 a	1,069,055
Interactive Data	32,420	805,961
K12	21,206 a	294,763
Lincoln Educational Services	16,550 a	303,196
Lions Gate Entertainment	144,750 a	730,987
Lumber Liquidators	12,180 a	155,295
P.F. Chang's China Bistro	17,430 a	398,798
Papa John's International	41,010 a	937,899
Pool	21,110	282,874
Texas Roadhouse, Cl. A	116,860 a	1,113,676
Tractor Supply	12,200 a	439,932
Wendy's/Arby's Group, Cl. A	158,920	799,368
Williams-Sonoma	45,710	460,757
WMS Industries	55,550 a	1,161,550
		13,988,110
Consumer Staples--5.6%
Alberto-Culver	46,540	1,052,269
Casey's General Stores	51,010	1,359,927
Central Garden & Pet	36,450 a	277,385
Hain Celestial Group	50,560 a	719,974
Nu Skin Enterprises, Cl. A	97,990	1,027,915
Peet's Coffee & Tea	15,820 a	342,028
Spartan Stores	64,300	990,863
		5,770,361
Energy--7.2%
Arena Resources	59,980 a	1,528,290
Concho Resources	77,023 a	1,971,019
Dril-Quip	51,800 a	1,590,260
Encore Acquisition	25,580 a	595,247
NATCO Group, Cl. A	46,200 a	874,566
Plains Exploration & Production	51,770 a	891,997

		7,451,379
Financial--7.3%
Arch Capital Group	18,880 a	1,016,877
EZCORP, Cl. A	24,690 a	285,663
ProAssurance	43,040 a	2,006,525
Riskmetrics Group	16,730 a	239,072
RLI	45,320	2,275,064
Tower Group	20,480	504,422
Validus Holdings	51,710	1,224,493
		7,552,116
Health Care--17.6%
Align Technology	64,100 a	508,313
Bio-Rad Laboratories, Cl. A	9,030 a	595,077
Bruker	73,747 a	454,282
Cadence Pharmaceuticals	44,670 a	419,005
CardioNet	19,890 a	558,113
Catalyst Health Solutions	48,190 a	955,126
Chemed	15,550	604,895
Emergency Medical Services, Cl. A	16,586 a	520,635
ev3	44,720 a	317,512
Genomic Health	10,930 a	266,473
Haemonetics	22,200 a	1,222,776
Immucor	44,980 a	1,131,247
Integra LifeSciences Holdings	13,370 a	330,640
Kendle International	32,610 a	683,506
Landauer	5,500	278,740
Masimo	24,930 a	722,471
MEDNAX	16,840 a	496,275
NuVasive	25,610 a	803,642
Owens & Minor	26,310	871,650
PharMerica	17,840 a	296,858
Phase Forward	40,600 a	519,274
PSS World Medical	81,600 a	1,170,960
Resmed	26,070 a	921,314
Thermo Fisher Scientific	27,640 a	985,919
Thoratec	21,420 a	550,280
Varian	11,040 a	262,090
Volcano	35,951 a	523,087
West Pharmaceutical Services	23,360	766,442
Wright Medical Group	24,480 a	318,974
		18,055,576
Industrial--13.4%
Administaff	36,910	779,908
Argon ST	17,000 a	322,490
Clean Harbors	14,960 a	718,080
Cornell	51,670 a	845,838
EnergySolutions	29,960	259,154
Exponent	19,030 a	482,030
Geo Group	24,305 a	322,041
Huron Consulting Group	44,940 a	1,906,804
ICF International	21,690 a	498,219
II-VI	30,220 a	519,180
Knight Transportation	73,090	1,108,044
Landstar System	15,530	519,789
MSC Industrial Direct, Cl. A	46,580	1,447,241
Orbital Sciences	26,300 a	312,707
Quanta Services	56,390 a	1,209,565
Team	38,630 a	452,744
UTi Worldwide	172,340	2,059,463
		13,763,297
Information Technology--21.7%

Atheros Communications	34,170 a	500,932
ATMI	66,200 a	1,021,466
BigBand Networks	55,350 a	362,542
CACI International, Cl. A	13,410 a	489,331
Ciena	66,460 a	517,059
Cogent	62,220 a	740,418
CyberSource	52,430 a	776,488
Diodes	75,260 a	798,509
DTS	29,740 a	715,544
FEI	23,400 a	361,062
FormFactor	20,000 a	360,400
Informatica	54,620 a	724,261
j2 Global Communications	60,900 a	1,333,101
Lam Research	38,530 a	877,328
ManTech International, Cl. A	39,500 a	1,655,050
Mellanox Technologies	53,840 a	448,487
Metavante Technologies	101,979 a	2,035,501
NETGEAR	55,030 a	663,112
Neutral Tandem	23,515 a	578,704
Novellus Systems	66,080 a	1,098,910
PMC-Sierra	162,210 a	1,034,900
Polycom	90,250 a	1,388,948
Riverbed Technology	57,506 a	752,178
SkillSoft, ADR	166,320 a	1,112,681
Sybase	25,510 a	772,698
Teradyne	161,440 a	707,107
ValueClick	34,030 a	289,595
Vishay Intertechnology	48,690 a	169,441
		22,285,753
Materials--.5%
Aurizon Mines	117,603 a	529,214
Utilities--1.4%
Allete	18,300	488,427
UniSource Energy	35,280	994,543
		1,482,970
Total Common Stocks
(cost $116,910,231)		101,058,843

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,916,000)	2,916,000 [b]	2,916,000

Total Investments (cost $119,826,231)	101.0%	103,974,843
Liabilities, Less Cash and Receivables	(1.0%)	(1,072,088)
Net Assets	100.0%	102,902,755

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $119,826,231.

Net unrealized depreciation on investments was $15,851,388 of which $4,163,034 related to appreciated investment securities and $20,014,422 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	103,974,843	0	0	103,974,843
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Founders Asset Management LLC ("Founders", the fund's investment adviser), the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by The Dreyfus Corporation (an affiliate of Founders), U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
March 31, 2009 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Computers--10.0%
Apple	79,664 a	8,374,279
Hewlett-Packard	215,730	6,916,304
International Business Machines	107,600	10,425,364
		25,715,947
Consumer Discretionary--8.1%
American Eagle Outfitters	112,740	1,379,937
Best Buy	62,662	2,378,649
Carnival	129,384	2,794,694
Darden Restaurants	45,010	1,542,043
Home Depot	67,838	1,598,263
Kohl's	37,240 a	1,575,997
Macy's	120,770	1,074,853
O'Reilly Automotive	36,130 a	1,264,911
Omnicom Group	68,940	1,613,196
Ross Stores	37,350	1,340,118
Staples	96,550	1,748,521
Time Warner	99,677	1,923,760
Time Warner Cable, Cl. A	25,020	620,492
		20,855,434
Consumer Staples--14.8%
Colgate-Palmolive	67,147	3,960,330
CVS Caremark	84,912	2,334,231
Energizer Holdings	48,520 a	2,410,959
Kraft Foods, Cl. A	91,030	2,029,059
Lorillard	37,960	2,343,650
PepsiCo	174,550	8,985,834
Philip Morris International	202,340	7,199,257
Wal-Mart Stores	127,655	6,650,826
Walgreen	84,000	2,180,640
		38,094,786
Energy--9.1%
Cameron International	62,590 a	1,372,598
Chevron	45,904	3,086,585
Halliburton	98,430	1,522,712
Hess	58,465	3,168,803
National Oilwell Varco	73,890 a	2,121,382
Noble Energy	37,190	2,003,797
Occidental Petroleum	71,740	3,992,331
Southwestern Energy	101,730 a	3,020,364
Transocean	26,040 a	1,532,193
XTO Energy	53,240	1,630,209
		23,450,974
Financial--3.4%
Franklin Resources	31,890	1,717,914
Invesco	118,880	1,647,677
Moody's	76,170	1,745,816
Northern Trust	30,830	1,844,251
State Street	57,340	1,764,925
		8,720,583
Health Care--16.2%
Alexion Pharmaceuticals	38,570 a	1,452,546
Amgen	23,440 a	1,160,749

Baxter International	62,580	3,205,347
Biogen Idec	43,420 a	2,276,076
Boston Scientific	224,130 a	1,781,833
Celgene	58,470 a	2,596,068
Cephalon	17,920 a,b	1,220,352
Covidien	35,187	1,169,616
Genzyme	40,820 a	2,424,300
Gilead Sciences	99,756 a	4,620,698
Life Technologies	49,856 a	1,619,323
McKesson	39,990	1,401,250
Medco Health Solutions	59,220 a	2,448,155
Merck & Co.	86,950	2,325,913
Owens & Minor	38,610	1,279,149
Pfizer	161,604	2,201,046
Schering-Plough	135,110	3,181,841
St. Jude Medical	72,850 a	2,646,641
Vertex Pharmaceuticals	57,600 a	1,654,848
Zimmer Holdings	30,910 a	1,128,215
		41,793,966
Industrial--9.2%
Cummins	91,750	2,335,038
Danaher	48,330	2,620,453
Dover	81,151	2,140,763
Goodrich	32,360	1,226,120
Honeywell International	79,240	2,207,626
Illinois Tool Works	76,680	2,365,578
Lockheed Martin	40,170	2,772,935
Norfolk Southern	53,160	1,794,150
Paccar	96,960	2,497,690
Parker Hannifin	50,520	1,716,670
Union Pacific	47,445	1,950,464
		23,627,487
Information Technology--21.9%
Accenture, Cl. A	86,110	2,367,164
Akamai Technologies	134,622 a	2,611,666
Altera	119,762	2,101,823
Amphenol, Cl. A	56,090	1,598,004
BMC Software	67,330 a	2,221,890
Broadcom, Cl. A	155,866 a	3,114,202
Dolby Laboratories, Cl. A	57,200 a	1,951,092
Electronic Arts	113,357 a	2,061,964
Google, Cl. A	18,546 a	6,455,121
Intuit	97,440 a	2,630,880
Juniper Networks	91,334 a	1,375,490
Lam Research	99,900 a	2,274,723
Motorola	367,010	1,552,452
Oracle	359,560	6,497,249
QUALCOMM	200,792	7,812,817
Symantec	131,000 a	1,957,140
Taiwan Semiconductor
Manufacturing, ADR	371,530	3,325,194
Visa, Cl. A	80,462	4,473,687
		56,382,558
Materials--3.5%
Freeport-McMoRan Copper & Gold	33,460	1,275,161
Monsanto	41,537	3,451,725
Potash Corp of Saskatchewan	17,980	1,452,964
Praxair	42,995	2,893,134
		9,072,984

Telecommunication Services--.8%
Metropcs Communications	117,310 a	2,003,655
Utilities--1.2%
PG & E	38,060	1,454,653
Questar	51,620	1,519,177
		2,973,830
Total Common Stocks
(cost $275,610,371)		252,692,204

Exchange Traded Funds--.4%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	14,388	1,144,134
(cost $1,778,143)

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $882,000)	882,000 [c]	882,000

Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,120,896)	1,120,896 [c]	1,120,896

Total Investments (cost $279,391,410)	99.3%	255,839,234
Cash and Receivables (Net)	.7%	1,908,543
Net Assets	100.0%	257,747,777

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $1,098,317 and the total market value of the collateral held by the fund is $1,120,896.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $279,391,410.

Net unrealized depreciation on investments was $23,552,176 of which $7,698,267 related to appreciated investment securities and $31,250,443 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -	Level 2 - Other Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investment in Securities	255,839,234	0	0	255,839,234
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sales price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Founders Asset Management LLC ("Founders", the fund's investment adviser), the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by The Dreyfus Corporation (an affiliate of Founders), U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Growth Fund
March 31, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Australia--2.7%
BHP Billiton	18,072	402,659
Computershare	10,542	64,338
CSL	2,810	63,461
Westpac Banking	12,050	160,345
		690,803
Belgium--.5%
Colruyt	544	124,786
Bermuda--.8%
Accenture, Cl. A	4,410	121,231
Invesco	6,090	84,408
		205,639
Canada--3.6%
Barrick Gold	3,400	110,079
Canadian National Railway	1,820	65,263
Canadian Natural Resources	1,530	59,367
EnCana	4,340	177,663
Fairfax Financial Holdings	484	126,082
First Quantum Minerals	2,170	61,115
HudBay Minerals	16,590 a	77,784
IAMGOLD	9,440	81,481
Red Back Mining	11,820 a	76,424
TransCanada	3,040	71,942
		907,200
Denmark--.5%
Novo Nordisk, Cl. B	2,590	124,064
Finland--1.0%
Nokia	21,290	251,139
France--3.9%
Air Liquide	800	65,086
Alstom	1,320	68,359
AXA	3,259	39,180
BNP Paribas	1,364	56,387
GDF SUEZ	4,024	138,180
Sanofi-Aventis	1,613	90,807
Technip	1,930	68,223
Teleperformance	2,400	66,058
Total	5,308	263,888
Vivendi	4,350	115,137
		971,305
Germany--3.0%
Hochtief	2,000	75,745
MAN	1,360	59,257
Merck	1,200	106,101
Muenchener Rueckversicherungs	670	81,704
Rheinmetall	1,930	65,659
RWE	1,622	113,787
Salzgitter	1,680	93,910
SAP	1,860	65,921
Software	1,310	93,361
		755,445
Hong Kong--.8%
Cheung Kong Holdings	6,000	51,675
China Agri-Industries Holdings	130,000 a	61,894
Henderson Land Development	10,000	38,063
Sun Hung Kai Properties	7,000	62,681

		214,313
Ireland--.2%
Ryanair Holdings, ADR	2,400 a	55,464
Italy--.2%
Terna	18,830	58,657
Japan--8.9%
Air Water	6,000	52,560
Amada	12,000	63,253
Chubu Electric Power	3,200	70,420
Daiichi Sankyo	5,200	87,899
JSR	6,500	76,651
KDDI	12	56,634
Kubota	11,000	60,442
Lawson	3,900	160,776
Matsui Securities	9,400	61,844
Mitsubishi UFJ Financial Group	22,800	112,026
Mitsumi Electric	5,400	78,974
Mizuho Financial Group	44,800	87,223
Murata Manufacturing	2,700	104,403
Nippon Electric Glass	8,000	56,825
Nippon Express	18,000	56,782
Nippon Yusen	21,000	81,645
Nissin Foods Holdings	2,100	61,682
Rakuten	254	121,470
Rohm	1,500	75,163
Sega Sammy Holdings	11,700	103,193
Shimano	2,300	70,069
Shinko Electric Industries	6,600	63,762
Softbank	6,300	80,474
Sumitomo	8,100	70,426
Sumitomo Electric Industries	8,100	68,607
Sumitomo Heavy Industries	26,800	90,509
Tokyo Electron	1,800	67,815
Tokyo Gas	13,000	45,317
Tsumura & Co.	2,000	51,531
		2,238,375
Netherlands--1.2%
Imtech	4,576	62,976
Koninklijke Ahold	13,180	144,443
Koninklijke Vopak	2,130	85,252
		292,671
Norway--.4%
Tandberg	6,200	91,468
Singapore--.3%
ComfortDelgro	76,000	67,973
Spain--1.8%
Iberdrola	10,390	72,875
Inditex	2,350	91,623
Telefonica	14,960	298,489
		462,987
Sweden--.9%
Alfa Laval	7,490	56,749
Elekta, Cl. B	8,970	90,343
Nordea Bank	17,200	85,831
		232,923
Switzerland--6.1%
ABB	5,190 a	72,475
Adecco	1,970	61,598
Credit Suisse Group	3,100	94,425
Nestle	15,330	518,410
Novartis	5,768	218,372

Roche Holding	2,407	330,410
Syngenta	1,020	205,631
Zurich Financial Services	280	44,317
		1,545,638
United Kingdom--9.9%
Asos	14,500 a	62,665
AstraZeneca	2,099	73,805
BAE Systems	20,320	97,510
BG Group	15,190	229,901
BP	19,650	132,915
British American Tobacco	6,157	142,473
Charter International	15,480	101,266
Domino's Pizza UK & IRL	20,290	65,420
Drax Group	11,230	83,211
HSBC Holdings	7,580	42,953
Imperial Tobacco Group	4,010	90,145
Reckitt Benckiser Group	4,890	183,728
Rio Tinto	2,640	89,002
Royal Dutch Shell, Cl. B	14,820	325,502
Scottish & Southern Energy	8,260	131,414
Shire	9,500	117,615
Standard Life	24,090	57,403
Tesco	49,660	237,521
Thomas Cook Group	35,600	122,572
WPP	18,970	106,884
		2,493,905
United States--50.9%
Abbott Laboratories	4,189	199,815
Adobe Systems	16,714 a	357,513
Akamai Technologies	6,895 a	133,763
Apple	4,085 a	429,415
Best Buy	11,824	448,839
Biogen Idec	4,330 a	226,979
BioMarin Pharmaceutical	19,089 a	235,749
Broadcom, Cl. A	8,704 a	173,906
Carnival	6,625	143,100
Cephalon	1,260 a	85,806
Chevron	5,447	366,256
Cisco Systems	4,138 a	69,394
Cummins	4,700	119,615
CVS Caremark	8,607	236,606
Danaher	2,480	134,466
Dover	8,226	217,002
Electronic Arts	10,168 a	184,956
EMC	40,153 a	457,744
Energizer Holdings	2,490 a	123,728
Exxon Mobil	7,036	479,152
Franklin Resources	1,630	87,808
Freeport-McMoRan Copper & Gold	1,720	65,549
Gilead Sciences	3,465 a	160,499
Google, Cl. A	602 a	209,532
Hess	2,992	162,166
Home Depot	19,905	468,962
JPMorgan Chase & Co.	8,727	231,964
KLA-Tencor	7,658	153,160
Kohl's	4,320 a	182,822
Kraft Foods, Cl. A	21,532	479,948
Lam Research	5,120 a	116,582
Life Technologies	13,978 a	454,005
Lorillard	1,950	120,393
MEMC Electronic Materials	6,290 a	103,722

Merck & Co.	4,460	119,305
Metropcs Communications	6,010 a	102,651
Microsoft	20,492	376,438
Monsanto	2,130	177,003
Motorola	18,810	79,566
Oracle	12,218	220,779
Paccar	2,390	61,566
Parker Hannifin	1,650	56,067
PepsiCo	4,280	220,334
Pfizer	12,442	169,460
Philip Morris International	6,300	224,154
Praxair	2,201	148,105
QUALCOMM	15,209	591,782
Schlumberger	2,505	101,753
Southwestern Energy	2,050 a	60,865
St. Jude Medical	3,790 a	137,691
Staples	8,520	154,297
State Street	2,940	90,493
Symantec	6,710 a	100,247
Time Warner	2,363	45,612
Time Warner Cable	593	14,712
Union Pacific	9,316	382,981
Vertex Pharmaceuticals	4,170 a	119,804
Visa, Cl. A	8,156	453,474
Wal-Mart Stores	11,204	583,728
Wyeth	5,870	252,645
		12,866,428
Total Common Stocks
(cost $31,069,130)		24,651,183

Exchange Traded Funds-- .4%
United States
iShares MSCI EAFE Index Fund	1,300	48,867
Standard & Poor's Depository	540	42,941
Receipts (Tr. Ser. 1)
(cost $109,015)		91,808

Preferred Stocks--.4%
Germany
Fresenius
(cost $152,941)	2,293	105,270

Total Investments (cost $31,331,086)	98.4%	24,848,261
Cash and Receivables (Net)	1.6%	398,122
Net Assets	100.0%	25,246,383

ADR - American Depository Receipts
a Non-income producing security.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $31,331,086.

Net unrealized depreciation on investments was $6,482,825 of which $424,503 related to appreciated investment securities and $6,907,328 related to depreciated investment securities.

At March 31, 2009, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 3/31/2009 ($)
Purchases:
Australian Dollar, expiring 4/1/2009	233,511	158,881	162,314	3,433
Canadian Dollar, expiring 4/1/2009	77,745	62,107	61,678	(429)
Japanese Yen, expiring 4/1/2009	6,284,570	64,883	63,500	(1,383)

Sales:		Proceeds ($)
Euro, expiring 4/1/2009	46,660	61,419	61,983	(564)

Gross Unrealized Appreciation				3,433
Gross Unrealized Depreciation				(2,376)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	22,304,506	2,543,755	0	24,848,261
Other Financial Instruments+	0	3,433	0	3,433
Liabilities ($)
Other Financial Instruments+	0	(2,376)	0	(2,376)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sales price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Founders Asset Management LLC ("Founders", the fund's investment adviser), the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by The Dreyfus Corporation (an affiliate of Founders), U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.  The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--22.7%
Advance Auto Parts	58,000	2,382,640
Bed Bath & Beyond	82,000 a	2,029,500
DeVry	45,000	2,168,100
Family Dollar Stores	77,000	2,569,490
GameStop, Cl. A	112,000 a	3,138,240
Guess?	56,000	1,180,480
Kohl's	57,000 a	2,412,240
NetFlix	65,000 a	2,789,800
Priceline.com	30,000 a	2,363,400
TJX Cos.	61,000	1,564,040
Yum! Brands	81,000	2,225,880
		24,823,810
Consumer Staples--4.1%
Alberto-Culver	60,000	1,356,600
Clorox	21,000	1,081,080
Hansen Natural	58,500 a	2,106,000
		4,543,680
Energy--10.7%
Arena Resources	30,000 a	764,400
Cameron International	57,000 a	1,250,010
Consol Energy	80,000	2,019,200
National Oilwell Varco	65,000 a	1,866,150
Noble	87,000	2,095,830
Southwestern Energy	75,000 a	2,226,750
Weatherford International	135,000 a	1,494,450
		11,716,790
Financial--8.4%
AON	37,000	1,510,340
Assurant	82,000	1,785,960
Hudson City Bancorp	194,000	2,267,860
IntercontinentalExchange	49,000 a	3,649,030
		9,213,190
Health Care--14.9%
Alexion Pharmaceuticals	58,463 a	2,201,717
Allergan	21,000	1,002,960
Cephalon	15,000 a	1,021,500
Covidien	35,000	1,163,400
Emergency Medical Services, Cl. A	19,000 a	596,410
Illumina	66,000 a	2,457,840
Masimo	85,000 a	2,463,300
Shire, ADR	30,000	1,078,200
St. Jude Medical	65,500 a	2,379,615
Varian Medical Systems	62,700 a	1,908,588
		16,273,530
Industrials--10.2%
Alliant Techsystems	28,000 a	1,875,440
Cummins	43,000	1,094,350
First Solar	8,400 a	1,114,680
Flowserve	50,000	2,806,000
FTI Consulting	14,801 a	732,353
Jacobs Engineering Group	33,000 a	1,275,780
Joy Global	30,000	639,000
UTi Worldwide	140,000	1,673,000

		11,210,603
Information Technology--23.5%
Akamai Technologies	191,000 a	3,705,400
Atmel	300,000 a	1,089,000
Baidu, ADR	16,000 a	2,825,600
BMC Software	110,000 a	3,630,000
Broadcom, Cl. A	60,000 a	1,198,800
FactSet Research Systems	38,000	1,899,620
Juniper Networks	68,000 a	1,024,080
Lender Processing Services	47,000	1,438,670
MasterCard, Cl. A	24,000	4,019,520
McAfee	56,000 a	1,876,000
Shanda Interactive Entertainment,
ADR	76,000 a,b	3,004,280
		25,710,970
Telecommunication Services--3.0%
American Tower, Cl. A	62,000 a	1,886,660
Metropcs Communications	81,000 a	1,383,480
		3,270,140
Utilities--1.7%
Questar	62,000	1,824,660
Total Common Stocks
(cost $134,200,798)		108,587,373

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $887,000)	887,000 [c]	887,000
Investment of Cash Collateral for
Securities Loaned--2.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,599,200)	2,599,200 [c]	2,599,200

Total Investments (cost $137,686,998)	102.4%	112,073,573
Liabilities, Less Cash and Receivables	(2.4%)	(2,640,453)
Net Assets	100.0%	109,433,120

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of this security is on loan. At March 31, 2009, the total market value of the fund's securities on loan is $2,703,852 and the total market value of the collateral held by the fund is $2,599,200.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $137,686,998. Net unrealized depreciation on investments was $25,613,425 of which $4,686,792 related to appreciated investment securities and $30,300,217 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investment in Securities	112,073,573		0	0	112,073,573
Other Financial Instruments+	0		0	0	0
Liabilities ($)
Other Financial Instruments+	0		0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Founders Asset Management LLC ("Founders", the fund's investment adviser), the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by The Dreyfus Corporation (an affiliate of Founders), U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Passport Fund
March 31, 2009 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--3.0%
Australian Worldwide Exploration	78,981	132,346
CFS Retail Property Trust	89,950	101,915
Computershare	22,458	137,061
Downer EDI	41,850	129,937
Goodman Fielder	145,390	105,608
Iluka Resources	37,170 a	104,123
Metcash	50,970	143,346
		854,336
Belgium--.8%
Bekaert	1,710	115,372
Cofinimmo	1,160	123,660
		239,032
Canada--8.2%
Altagas Income Trust	7,790	88,066
Biovail	11,570	125,843
Cogeco Cable	6,660	166,434
Crescent Point Energy Trust	11,622	243,043
Emera	16,050	242,310
First Quantum Minerals	6,320	177,993
Gran Tierra Energy	43,267 a	110,527
HudBay Minerals	38,730 a	181,590
IAMGOLD	17,030	146,994
Laurentian Bank of Canada	7,550	159,326
Red Back Mining	35,530 a	229,726
Rona	8,950 a	84,281
Silver Standard Resources	7,760 a	126,327
Sino-Forest	17,970 a	125,312
Westjet Airlines	15,480 a	142,703
		2,350,475
China--.6%
Zhejiang Expressway, Cl. H	240,000	174,959

Finland--1.3%
Konecranes	7,560	126,537
Outotec	9,220	158,486
Tietoenator	9,120	94,618
		379,641
France--8.9%
Cap Gemini	4,284	137,832
CNP Assurances	2,900	182,986
Eutelsat Communications	5,810	123,487
Faiveley	1,770	129,319
Fonciere des Regions	1,728	81,156
Havas	81,168	209,176
Ipsen	4,397	169,329
Ipsos	7,490	165,164
Neopost	1,290	100,084
Publicis Groupe	10,570	271,274
Scor	13,960	287,345
Societe BIC	2,090	102,711
Technip	6,800	240,370
Teleperformance	7,344	202,138
Unibail-Rodamco	980	138,814

		2,541,185
Germany--6.8%
Adidas	3,180	105,861
Deutsche Euroshop	4,759	137,183
Deutsche Lufthansa	12,201	132,417
Fielmann	2,530	155,808
Lanxess	10,940	186,453
MTU Aero Engines Holding	7,020	164,498
Puma	720	109,293
Rheinmetall	3,440	117,029
Salzgitter	3,638	203,360
Software	2,520	179,596
Tognum	18,900	164,699
Vossloh	873	92,647
Wincor Nixdorf	4,150	188,042
		1,936,886
Greece--.5%
Public Power	5,670	102,435
Sarantis	11,560	40,233
		142,668
Hong Kong--1.5%
China Agri-Industries Holdings	453,000 a	215,675
Neo-China Land Group Holdings	493,500 b	47,756
Pacific Basin Shipping	327,000	148,936
Peace Mark Holdings	586,000 a,b	0
		412,367
Ireland--.8%
DCC	14,566	220,583

Italy--4.9%
ACEA	14,736	176,177
Banca Popolare di Milano Scarl	45,166	224,993
Benetton Group	31,695	206,517
Buzzi Unicem	13,614	152,726
DiaSorin	5,030	112,455
Parmalat	167,800	345,724
Recordati	32,830	178,806
		1,397,398
Japan--26.2%
Air Water	19,400	169,945
Amada	27,000	142,318
Asics	13,000	90,868
Bank of Kyoto	15,000	127,872
Bank of Yokohama	29,000	124,611
Chiba Bank	28,000	139,688
Chiyoda	10,800	152,139
Circle K Sunkus	11,300	161,013
COMSYS Holdings	22,000	185,255
Daifuku	27,000	146,439
Daito Trust Construction	1,900	63,700
Disco	4,400	108,994
F.C.C.	8,200	84,751
Fukuoka Financial Group	34,000	104,614
Gourmet Navigator	43	86,156
Hogy Medical	2,592	141,421
Hokuhoku Financial Group	101,000	185,469
House Foods	10,600	147,471
Japan Aviation Electronics Industry	21,000	104,223
Japan Excellent	19	68,563

Kansai Paint	37,000	207,718
Keihin	25,400	274,499
Kinden	18,000	146,281
Kuroda Electric	34,800	192,343
KYORIN Co.	11,000	136,491
Kyowa Exeo	12,000	97,770
Lintec	9,000	111,923
Matsui Securities	29,800	196,060
Matsumotokiyoshi Holdings	7,400	118,585
MegaChips	5,100	81,613
Mitsumi Electric	14,200	207,673
NET One Systems	90	118,768
NSD	14,600	93,080
Pacific Metals	22,000	97,696
Pigeon	6,300	156,593
Point	5,070	228,988
Seino Holdings	51,000	246,006
Shimachu	8,800	147,805
Shimano	2,300	70,069
Shinko Electric Industries	14,400	139,116
Shinko Plantech	22,700	142,131
SKY Perfect JSAT Holdings	270	102,936
Star Micronics	13,300	123,426
Tokai Rika	11,000	110,819
Tokuyama	17,000	109,376
Tokyo Ohka Kogyo	8,500	118,934
Tokyu Reit	21	112,854
Top REIT	32	117,030
Toshiba Machine	70,000	209,047
Towa Pharmaceutical	2,200	92,021
Toyo Engineering	56,000	165,977
Tsumura & Co.	3,600	92,755
Yamaguchi Financial Group	20,000	188,308
Yokohama Rubber	40,000	168,092
		7,458,293
Netherlands--2.1%
Gemalto	5,505 a	157,225
Imtech	13,312	183,202
Koninklijke Vopak	2,470	98,860
Wereldhave	2,240	156,710
		595,997
Norway--.8%
Tandberg	7,900	116,548
TGS Nopec Geophysical	14,200 a	110,771
		227,319
Singapore--.7%
ComfortDelgro	159,000	142,207
Singapore Petroleum	34,000	63,657
		205,864
South Korea--4.5%
CJ Home Shopping	6,620	266,467
Daegu Bank	15,640	82,997
Honam Petrochemical	2,715	117,179
Kiwoom Securities	2,655	87,840
Korea Plant Service & Engineering	8,330	186,452
LG Fashion	11,630	153,656
NCsoft	1,741	117,774
Youngone	16,590	104,276
Yuhan	1,214	162,405

		1,279,046
Spain--3.1%
Bankinter	14,860	157,327
Corporacion Financiera Alba	7,261	272,966
Enagas	7,096	100,578
Laboratorios Almirall	21,531	186,482
Prosegur Cia de Seguridad	5,660	152,479
		869,832
Sweden--.5%
Elekta, Cl. B	14,690	147,953

Switzerland--5.4%
Actelion	4,220 a	192,661
Adecco	7,943	248,363
Baloise Holding	2,330	149,170
Banque Cantonale Vaudoise	720	239,019
Kuoni Reisen Holding	785	190,403
PSP Swiss Property	5,470 a	230,741
Schindler Holding	6,270	296,171
		1,546,528
United Kingdom--16.2%
Aggreko	21,940	154,779
AMEC	15,860	121,386
Amlin	40,390	199,325
Asos	59,690 a	257,964
Autonomy	7,560 a	141,534
Balfour Beatty	40,440	190,290
Beazley Group	92,180	113,727
Bellway	8,090	78,630
Catlin Group	33,100	148,629
Charter International	41,040	268,474
Close Brothers Group	16,611	127,968
Croda International	29,470	224,071
Dana Petroleum	6,422 a	102,356
Davis Service Group	28,270	106,155
De La Rue	7,412	103,355
Domino's Pizza UK & IRL	71,390	230,180
Halfords Group	25,220	105,738
Halma	41,800	99,094
IG Group Holdings	38,210	96,065
Interserve	44,097	117,666
Jardine Lloyd Thompson Group	29,118	183,173
London Stock Exchange Group	14,720	119,418
Persimmon	25,190	124,855
Regus	153,250	161,591
Spectris	17,506	101,084
Spirent Communications	226,198	160,629
SSL International	22,820	146,991
Thomas Cook Group	85,310	293,725
Tui Travel	71,777	235,546
Vedanta Resources	10,510	101,849
		4,616,247
Total Common Stocks
(cost $36,038,590)		27,596,609

Preferred Stocks--.7%
United Kingdom
Inmarsat
(cost $163,283)	26,850	188,454

Total Investments (cost $36,201,873)	97.5%	27,785,063
Cash and Receivables (Net)	2.5%	721,093
Net Assets	100.0%	28,506,156

a	Non-income producing security.
b	Illiquid securities. At the period end, the value of these securities amounted to $47,756 or 0.2% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $36,201,873.

Net unrealized depreciation on investments was $8,416,810 of which $922,905 related to appreciated investment securities and $9,339,715 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Long
DJ Euro STK 50	22	582,447	June 2009	(785)
Topix	1	78,509	June 2009	9,503

Gross Unrealized Appreciation				9,503
Gross Unrealized Depreciation				(785)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	19,290,008	8,447,299	47,756	27,785,063
Other Financial Instruments+	9,503	0	0	9,503
Liabilities ($)
Other Financial Instruments+	(785)	0	0	(785)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 12/31/2008	66,861
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(19,105)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 3/31/2009	47,756

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Founders Asset Management LLC ("Founders", the fund's investment adviser), the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by The Dreyfus Corporation (an affiliate of Founders), U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized appreciation or depreciation. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

At March 31, 2009, there were no forward currency exchange contracts outstanding.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures provide reasonable assurance that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and that information required to be disclosed in the report is accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2009, there was no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FUNDS, INC.

By:	/s/J. David Officer
J. David Officer, President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer, Principal Executive Officer

Date:	May 28, 2009

By:	/s/Steven M. Anderson
Steven M. Anderson, Principal Financial Officer

Date:	May 28, 2009

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